Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 16,200	$ 16,554	$ 14,706
Cost of sales	(10,761)	(10,979)	(10,221)
Gross profit	5,439	5,575	4,485
Operating expenses	(3,611)	(3,616)	(3,124)
Operating earnings before other expenses, net	1,828	1,959	1,361
Other expenses, net	(7)	(211)	(488)
Operating earnings	1,821	1,748	873
Financial expense	(555)	(539)	(505)
Financial income and other items, net	(379)	16	172
Share of profit of equity accounted investments	93	98	30
Earnings before income tax	980	1,323	570
Income tax	(67)	(1,204)	(168)
Net income from continuing operations	913	119	402
Discontinued operations	47	80	483
CONSOLIDATED NET INCOME	960	199	885
Non-controlling interest net income	21	17	27
CONTROLLING INTEREST NET INCOME	$ 939	$ 182	$ 858
Basic earnings per share	$ 0.0217	$ 0.0042	$ 0.0197
Basic earnings per share from continuing operations	0.0206	0.0023	0.0086
Diluted earnings per share	0.0213	0.0041	0.0193
Diluted earnings per share from continuing operations	$ 0.0202	$ 0.0023	$ 0.0085